Organization and Business Operations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 10, 2023
Accounting Policies [Abstract]
Accumulated deficits	$ 115,090,347	$ 65,680,715
Cash flow used in operations	18,089,748	10,715,314
Cash	348,816	3,833,349	$ 200,000
Working capital	$ 6,816,953	$ 4,303,687